Reserve for Mortgage Repurchases and Indemnifications (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Crossline business combination	$ 498	$ 0	$ 0
Decrease in reserve due to changes in assumptions	(417)	0	0
Loss in excess of recorded reserves for mortgage repurchases and indemnifications
Movement in Valuation Allowances and Reserves [Roll Forward]
High end of the range of possible additional loss	1,720
Reserve for mortgage repurchases and indemnifications
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	1,917	0	0
Increase in reserve due to growth in origination volume	2,899	1,917	0
Losses on repurchases and indemnifications	(1,188)	0	0
Balance at end of period	$ 3,709	$ 1,917	$ 0